Share-based Compensation - Allocation of recognized period costs and expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 9,383	$ 1,438	¥ 11,859	¥ 13,989
Income tax benefit recognized for share-based compensation	0		0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	2,613	400	5,173	3,750
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,764	270	1,402	2,360
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	3,648	560	4,041	5,072
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,358	208	1,243	2,807
Share Options and Restricted Share Unit
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 9,400	$ 1,400	¥ 11,900	¥ 14,000